Risk Management - Credit Quality by Asset Class (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Quality by Asset Class
Total impaired loans	$ (780,818)	$ (868,077)
Normal portfolio	99,126	113,912
Loans and advances to banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	760,285	1,173,446
Central Bank of Chile | Gross Balance
Credit Quality by Asset Class
Financial Assets	350,916	700,341
Domestic banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	120,017	208,403
Foreign banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	289,352	264,702
Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	25,451,513	25,398,424
Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	13,960,818	14,499,035
Residential mortgage loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	7,477,236	6,924,766
Consumer loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	4,013,459	3,974,623
Individual Portfolio, Normal | Loans and advances to banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	760,285	1,173,446
Individual Portfolio, Normal | Central Bank of Chile | Gross Balance
Credit Quality by Asset Class
Financial Assets	350,916	700,341
Individual Portfolio, Normal | Domestic banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	120,017	208,403
Individual Portfolio, Normal | Foreign banks | Gross Balance
Credit Quality by Asset Class
Financial Assets	289,352	264,702
Individual Portfolio, Normal | Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	10,585,946	11,390,263
Individual Portfolio, Normal | Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	10,585,946	11,390,263
Individual Portfolio, Substandard
Credit Quality by Asset Class
Financial Assets	101,253	196,815
Individual Portfolio, Substandard | Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	101,253	196,815
Individual Portfolio, Substandard | Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	101,253	196,815
Individual portfolio, non-complying
Credit Quality by Asset Class
Financial Assets	161,914	201,790
Individual portfolio, non-complying | Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	161,914	201,790
Individual portfolio, non-complying | Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	161,914	201,790
Group Portfolio, Normal | Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	13,985,623	13,026,172
Group Portfolio, Normal | Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	2,908,182	2,518,008
Group Portfolio, Normal | Residential mortgage loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	7,316,969	6,784,614
Group Portfolio, Normal | Consumer loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	3,760,472	3,723,550
Group Portfolio, Non-complying
Credit Quality by Asset Class
Financial Assets	616,777	583,384
Group Portfolio, Non-complying | Loans to customers | Gross Balance
Credit Quality by Asset Class
Financial Assets	616,777	583,384
Group Portfolio, Non-complying | Commercial loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	203,523	192,159
Group Portfolio, Non-complying | Residential mortgage loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	160,267	140,152
Group Portfolio, Non-complying | Consumer loans | Gross Balance
Credit Quality by Asset Class
Financial Assets	252,987	251,073
Individual and Group Portfolio, Normal, Substandard and Non-complying
Credit Quality by Asset Class
Financial Assets	$ 879,944	$ 981,989